Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 63.9%
	37 Capital CLO 1, Series 2021-1A, Class E
$1,000,000	11.215%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$933,173
	720 East CLO VI, Series 2024-3A, Class E
3,720,000	9.229%, TSFR3M + 5.500%, 01/20/38 (A)(B)	3,705,775
	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40 (C)	1,294,204
	Accelerated Assets, Series 2018-1, Class B
65,543	4.510%, 12/02/33 (B)	64,789
	Affirm Asset Securitization Trust, Series 2023-X1, Class D
129,512	9.550%, 11/15/28 (B)	129,678
	AGL CLO 44, Series 2025-44A, Class D1
1,950,000	6.233%, TSFR3M + 2.500%, 10/22/37 (A)(B)	1,931,988
	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	5.072%, 02/15/40 (B)(D)	7,308,177
	APL Finance DAC, Series 2025-1A, Class D
8,157,000	8.150%, 03/20/36 (B)	7,969,553
	Applebee's Funding, Series 2025-1A, Class A2
1,028,000	6.720%, 06/07/55 (B)	1,023,595
	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	2,957,553
	Avant Credit Card Master Trust, Series 2025-1A, Class F
2,500,000	10.790%, 04/15/31 (B)	2,484,704
	BasePoint MCA Securitization, Series 2023-1A, Class B
5,565,000	11.286%, 12/17/29 (B)	5,581,765
	Basepoint MCA Securitization II, Series 2025-1A, Class C
2,675,000	11.789%, 08/15/31 (B)	2,676,918
	BCC Middle Market CLO, Series 2025-1A, Class A1RR
5,665,000	5.203%, TSFR3M + 1.450%, 07/15/36 (A)(B)	5,663,108
	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	1,974,551
	BHG Securitization Trust, Series 2023-B, Class E
2,500,000	12.400%, 12/17/36 (B)	2,764,674
	BHG Securitization Trust, Series 2024-1CON, Class E
2,500,000	10.450%, 04/17/35 (B)	2,672,519
	BHG Securitization Trust, Series 2025-2CON, Class E
1,000,000	7.760%, 09/17/36 (B)	984,614
	Birch Grove CLO 6, Series 2025-6A, Class A1R
4,485,000	5.109%, TSFR3M + 1.380%, 07/20/37 (A)(B)	4,499,289
	Biz2Credit Asset Securitization, Series 2026-1A, Class D
1,720,000	10.327%, 07/15/33 (B)	1,709,952

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 63.9% (continued)
	Bridge Street CLO V, Series 2025-1A, Class C1
$2,235,000	5.679%, TSFR3M + 1.950%, 04/20/38 (A)(B)	$2,237,523
	Bridgecrest Lending Auto Securitization Trust, Series 2026-3, Class E
2,130,000	7.360%, 08/15/33 (B)	2,129,259
	ByzFunder Asset Securitization I, Series 2026-1, Class C
7,037,000	10.806%, 06/15/32 (B)	6,998,146
	CAL Funding IV, Series 2020-1A, Class B
514,571	3.500%, 09/25/45 (B)	496,301
	Carvana Auto Receivables Trust, Series 2024-N3, Class D
785,000	5.380%, 12/10/30 (B)	786,657
	Carvana Auto Receivables Trust, Series 2024-N3, Class E
1,250,000	7.660%, 04/12/32 (B)	1,258,415
	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
556,616	5.300%, 06/15/43 (B)	548,823
	Castlelake Aircraft Securitization Trust, Series 2019-1A, Class C
5,060,527	6.899%, 04/15/39 (B)	4,529,172
	Castlelake Aircraft Structured Trust, Series 2019-1A, Class E
18,400,000	0.000%, 04/15/39 (A)(B)(C)	2,116,000
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
4,670,000	6.150%, 06/15/39	4,992,830
	CLI Funding VI, Series 2020-3A, Class B
386,225	3.300%, 10/18/45 (B)	356,424
	CLI Funding VIII, Series 2025-R, Class A
1,279,796	6.610%, 06/21/50 (B)	1,262,955
	CLIF Holdings, Series 2025-1H, Class A
2,320,854	6.720%, 12/20/50 (B)	2,272,998
	Clsec Holdings 22T, Series 2021-1, Class C
1,002,030	6.171%, 05/11/37 (B)	971,287
	College Ave Student Loans, Series 2023-A, Class E
746,383	8.490%, 05/25/55 (B)	757,997
	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.483%, 05/15/52 (A)(B)	1,156,481
	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
404,295	7.710%, 07/15/33 (B)	406,451
	Diameter Capital CLO 14, Series 2026-14A, Class E
3,130,000	0.000%, 07/20/39 (A)(B)(C)	3,130,000
	ECAF I, Series 2015-1A, Class B1
1,905,202	5.802%, 06/15/40 (B)	1,432,521
	EDI ABS Issuer 1, Series 2025-1A, Class B
4,590,000	4.550%, 07/25/55 (B)	4,217,832

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 63.9% (continued)
	Eldridge CLO, Series 2025-1A, Class A1
$3,095,000	5.059%, TSFR3M + 1.330%, 10/20/38 (A)(B)	$3,100,747
	EverBright Solar Trust, Series 2024-A, Class A
853,477	6.430%, 06/22/54 (B)	712,698
	Ezee Fiber Funding, Series 2026-1A, Class C
4,735,000	8.460%, 08/20/56 (B)	4,778,519
	Falcon Aerospace, Series 2019-1, Class E
5,000,000	0.000%, 09/15/39 (B)(C)	1,057,500
	FF Asset Securitization, Series 2025-1A, Class C
3,796,000	11.167%, 12/17/31 (B)	3,808,954
	FF Asset Securitization, Series 2026-1A, Class C
4,435,000	10.935%, 07/17/32 (B)	4,423,654
	FHF Issuer Trust, Series 2025-1A, Class A2
1,897,065	4.920%, 02/15/31 (B)	1,895,809
	FHF Issuer Trust, Series 2026-1A, Class C
1,675,000	6.810%, 02/17/32 (B)	1,709,227
	FHF Issuer Trust, Series 2026-1A, Class E
1,500,000	9.160%, 05/15/34	1,546,537
	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	756,657
	Flagship Credit Auto Trust, Series 2022-3, Class C
138,492	4.990%, 07/17/28 (B)	138,598
	Flagship Credit Auto Trust, Series 2022-3, Class D
1,220,000	6.000%, 07/17/28 (B)	1,194,727
	Flagship Credit Auto Trust, Series 2022-4, Class C
86,153	7.710%, 10/16/28 (B)	86,707
	Flagship Credit Auto Trust, Series 2023-1, Class C
332,291	5.430%, 05/15/29 (B)	332,655
	Flagship Credit Auto Trust, Series 2023-3, Class C
625,000	6.010%, 07/16/29 (B)	624,618
	Flagship Credit Auto Trust, Series 2024-3, Class B
270,000	5.350%, 07/16/29 (B)	270,000
	Fora Financial Asset Securitization 2026, Series 2026-1A, Class D
975,000	10.210%, 06/15/32 (B)	970,212
	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE,
	Class C
5,270,000	12.560%, 11/15/29 (B)	5,276,959
	Foundation Finance Trust, Series 2024-2A, Class E
930,762	9.350%, 03/15/50 (B)	945,653

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 63.9% (continued)
	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
$1,000,000	10.980%, 07/15/30 (B)	$1,035,545
	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,303,362
	Garnet CLO 2, Series 2025-2A, Class D1
1,845,000	6.829%, TSFR3M + 3.100%, 10/20/38 (A)(B)	1,859,293
	Garnet CLO 3, Series 2025-3A, Class D1
4,275,000	6.529%, TSFR3M + 2.800%, 10/20/38 (A)(B)	4,294,759
	GGAM Master Trust International, Series 2025-1A, Class A
2,463,794	5.923%, 09/30/60 (B)	2,451,142
	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
436,886	6.276%, 02/25/55 (B)(D)	436,986
	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A2
3,436,000	8.837%, 02/25/55 (B)(D)	3,436,163
	Global SC Finance X, Series 2025-1H, Class B
1,862,250	7.848%, 09/20/45 (B)	1,838,612
	Hilton Grand Vacations Trust, Series 2022-2A, Class C
178,980	5.570%, 01/25/37 (B)	179,324
	Hilton Grand Vacations Trust, Series 2024-1B, Class D
118,067	8.850%, 09/15/39 (B)	121,482
	Hilton Grand Vacations Trust, Series 2025-3EXT, Class D
678,784	7.380%, 10/25/44 (B)	683,191
	Hilton Grand Vacations Trust, Series 2026-2A, Class D
695,169	6.000%, 03/27/45 (B)	675,190
	Horizon Aircraft Finance I, Series 2018-1, Class B
1,171,040	5.270%, 12/15/38 (B)	1,159,327
	Horizon Aircraft Finance II, Series 2019-1, Class C
3,928,791	6.900%, 07/15/39 (B)	3,693,063
	Horizon Aircraft Finance III, Series 2019-2, Class E
3,330,000	0.000%, 11/15/39 (B)(C)	607,725
	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C
150,876	6.771%, SOFR30A + 3.150%, 05/20/32 (A)(B)	152,039
	Island Finance Trust, Series 2025-1A, Class C
500,000	10.000%, 03/19/35 (B)	502,725
	Jack in the Box Funding, Series 2019-1A, Class A23
568,500	4.970%, 08/25/49 (B)	528,754
	Kapitus Asset Securitization V, Series 2025-1A, Class D
2,500,000	10.920%, 04/10/32 (B)	2,560,505
	Kinetic ABS Issuer, Series 2026-1A, Class C
3,500,000	7.653%, 02/25/56 (B)	3,524,168

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 63.9% (continued)
	Kinetic ABS Issuer, Series 2026-2A, Class C
$6,985,000	7.536%, 06/25/58 (B)	$6,916,523
	Labrador Aviation Finance, Series 2016-1A, Class A1
1,321,293	4.300%, 01/15/42 (B)	1,412,519
	Labrador Aviation Finance, Series 2016-1A, Class B1
2,364,617	5.682%, 01/15/42 (B)	2,558,380
	LAD Select Auto Receivables Trust, Series 2026-A, Class E
2,010,000	7.450%, 06/15/34 (B)	2,011,979
	LEDN Issuer Trust, Series 2026-1A, Class B
1,880,000	9.792%, 02/25/41 (B)	1,877,432
	Lendmark Funding Trust, Series 2025-1A, Class D
665,000	6.480%, 09/20/34 (B)	670,017
	Magnetite XXVII, Series 2025-27A, Class D1RR
915,000	6.379%, TSFR3M + 2.650%, 10/20/38 (A)(B)	916,325
	Mariner Finance Issuance Trust, Series 2024-AA, Class D
250,000	6.770%, 09/22/36 (B)	252,811
	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C
3,420,000	8.290%, 12/22/31 (B)	3,367,654
	Mercury Financial Credit Card Master Trust, Series 2026-2A, Class E
5,500,000	8.470%, 06/21/32 (B)	5,461,363
	NGC CLO 3, Series 2026-3A, Class D1
1,870,000	7.465%, TSFR3M + 3.800%, 03/30/38 (A)(B)	1,879,350
	OCP CLO, Series 2024-17A, Class ER2
3,500,000	9.979%, TSFR3M + 6.250%, 07/20/37 (A)(B)	3,486,875
	Octane Receivables Trust, Series 2024-1A, Class E
1,872,000	7.820%, 08/20/31 (B)	1,937,729
	Octane Receivables Trust, Series 2024-2A, Class E
1,250,000	9.040%, 07/20/32 (B)	1,329,902
	OHA Loan Funding, Series 2025-1A, Class D1R4
2,145,000	6.379%, TSFR3M + 2.650%, 10/19/38 (A)(B)	2,148,082
	OnDeck Asset Securitization Trust IV, Series 2024-2A, Class C
420,000	7.030%, 10/17/31 (B)	422,312
	Orion CLO, Series 2025-6A, Class D1
555,000	6.679%, TSFR3M + 2.950%, 10/20/38 (A)(B)	558,619
	OWN Equipment Fund I, Series 2024-2M, Class A
1,602,344	5.700%, 12/20/32 (B)	1,594,374
	Palmer Square BDC CLO 1, Series 2026-1A, Class AR
4,645,000	5.023%, TSFR3M + 1.270%, 07/15/39 (A)(B)	4,645,000
	Palmer Square CLO, Series 2025-2A, Class DR
680,000	7.129%, TSFR3M + 3.400%, 07/20/38 (A)(B)	687,202

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 63.9% (continued)
	Perimeter Master Note Business Trust, Series 2025-1A, Class C
$5,000,000	8.490%, 12/16/30 (B)	$4,944,465
	Polen Capital CLO, Series 2025-1A, Class E
3,905,000	9.379%, TSFR3M + 5.650%, 03/06/38 (A)(B)	3,908,749
	Polen Capital CLO, Series 2025-2A, Class E
4,300,000	9.679%, TSFR3M + 5.950%, 01/20/39 (A)(B)	4,263,042
	Project Silver, Series 2019-1, Class C
8,691,624	6.900%, 07/15/44 (B)	7,923,110
	QTS Issuer ABS II, Series 2025-1A, Class B
730,000	5.778%, 10/05/55 (B)	694,300
	QTS Issuer ABS II, Series 2026-6A, Class B
4,185,000	7.142%, 07/05/56 (B)	4,155,054
	QTS Issuer ABS II, Series 2026-5A, Class B
4,250,000	7.200%, 03/06/56 (B)	4,189,160
	Raptor Aircraft Finance I, Series 2019-1, Class A
1,137,706	4.213%, 08/23/44 (B)	1,063,777
	RFS Asset Securitization II, Series 2024-1, Class E
2,500,000	14.782%, 07/15/31 (B)	2,534,790
	RFS Asset Securitization V, Series 2025-1, Class D
1,800,000	11.114%, 05/15/32 (B)	1,813,416
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	6.641%, TSFR3M + 2.912%, 10/20/30 (A)(B)	250,993
	Rowe CLO, Series 2026-1A, Class D1
1,690,000	6.581%, TSFR3M + 2.900%, 04/20/39 (A)(B)	1,686,705
	Rowe CLO, Series 2026-2A, Class E
3,500,000	0.000%, 07/20/39 (A)(B)(C)	3,500,000
	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class G
2,073,549	17.128%, 12/15/33 (B)	2,226,385
	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G
1,315,000	11.049%, 01/16/34 (B)	1,321,739
	Santander Drive Auto Receivables Trust, Series 2024-3, Class D
2,090,000	5.970%, 10/15/31	2,117,255
	SBNA Auto Receivables Trust, Series 2025-SF1, Class F
1,000,000	8.710%, 06/15/33 (B)	988,872
	Securitized Term Auto Receivables Trust, Series 2025-A, Class D
444,437	6.746%, 07/25/31 (B)	451,179
	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
257,876	9.800%, 01/20/40 (B)	268,519
	Sierra Timeshare Receivables Funding, Series 2024-1A, Class D
298,661	8.020%, 01/20/43 (B)	303,296

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 63.9% (continued)
	SLAM, Series 2025-1
$2,981,378	0.005%, 12/15/50 (B)	$2,907,219
	Stack Infrastructure Issuer, Series 2025-1A, Class A2
1,765,000	5.000%, 05/25/50 (B)	1,701,990
	Stellar Jay Ireland DAC, Series 2021-1, Class A
30,652	3.967%, 10/15/41 (B)	30,563
	Stream Innovations Issuer Trust, Series 2024-2A, Class C
889,796	9.050%, 02/15/45 (B)	931,011
	Stream Innovations Issuer Trust, Series 2024-1A, Class C
3,717,676	11.400%, 07/15/44 (B)	4,088,617
	Stream Innovations Issuer Trust, Series 2025-1A, Class D
568,664	8.400%, 09/15/45 (B)	582,157
	Sunnova Helios II Issuer, Series 2018-1A, Class A
121,897	4.870%, 07/20/48 (B)	117,015
	Sunnova Helios II Issuer, Series 2019-AA, Class A
351,935	3.750%, 06/20/46 (B)	323,638
	Sunnova Helios V Issuer, Series 2021-A, Class B
2,755,899	3.150%, 02/20/48 (B)	1,364,223
	Sunnova Helios XIII Issuer, Series 2024-A, Class A
3,094,927	5.300%, 02/20/51 (B)	2,597,440
	Sunrun Demeter Issuer, Series 2021-2A, Class A
467,958	2.270%, 01/30/57 (B)	427,059
	Sunrun Vulcan Issuer, Series 2021-1A, Class A
748,267	2.460%, 01/30/52 (B)	681,271
	Sycamore Tree CLO, Series 2024-1A, Class ER
3,750,000	10.569%, TSFR3M + 6.840%, 01/20/38 (A)(B)	3,496,541
	Symetra CLO, Series 2025-1A, Class E
4,000,000	9.479%, TSFR3M + 5.750%, 04/20/38 (A)(B)	3,987,724
	Textainer Marine Containers VII, Series 2021-1A, Class B
395,041	2.520%, 02/20/46 (B)	370,408
	Thunderbolt III Aircraft Lease, Series 2019-1, Class B
58,534	4.750%, 11/15/39 (B)	57,363
	TIC Home Improvement Trust, Series 2024-A, Class C
1,145,000	11.730%, 10/15/46 (B)	1,158,005
	TMCL VII Holdings, Series 2025-1H, Class B
2,631,525	8.060%, 07/23/50 (B)	2,611,439
	TPG CLO, Series 2026-3A, Class D1
2,580,000	7.170%, TSFR3M + 3.450%, 04/21/39 (A)(B)	2,592,900
	TSC SPV Funding, Series 2026-1A, Class M
2,500,000	8.905%, 05/20/56 (B)	2,486,711

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 63.9% (continued)
	Uniti Fiber Abs Issuer, Series 2025-2A, Class C
$2,000,000	7.834%, 01/20/56 (B)	$2,023,276
	Veros Auto Receivables Trust, Series 2026-2, Class E
1,000,000	7.960%, 01/12/32 (B)	1,002,828
	Vivint Solar Financing V, Series 2018-1A, Class A
906,536	4.730%, 04/30/48 (B)	882,093
	Volofin Finance Designated Activity, Series 2024-1A, Class B
530,553	6.211%, 06/15/37 (B)	530,941
	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	2,945,162
	WAVE, Series 2019-1, Class C
2,553,367	6.413%, 09/15/44 (B)	2,359,391
	Willis Engine Structured Trust VI, Series 2021-A, Class A
1,162,749	3.104%, 05/15/46 (B)	1,089,040
	Willis Engine Structured Trust VII, Series 2023-A, Class A
37,089	8.000%, 10/15/48 (B)	37,423
	Total Asset-Backed Securities
	(Cost $293,135,267)	301,185,139

Commercial Mortgage-Backed Obligations — 15.2%
	Aventura Mall Trust, Series 2018-AVM, Class A
3,760,000	4.112%, 07/05/40 (A)(B)	3,695,240
	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	873,110
	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	1,445,060
	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	879,902
	BFLD Commercial Mortgage Trust, Series 2025-660F, Class D
620,000	6.426%, TSFR1M + 2.750%, 11/15/42 (A)(B)	621,549
	BPR Trust, Series 2021-NRD, Class E
2,030,000	9.298%, TSFR1M + 5.621%, 12/15/38 (A)(B)	2,036,721
	BPR Trust, Series 2021-NRD, Class F
2,545,000	10.547%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,554,806
	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
750,000	5.410%, 11/13/46 (A)(B)	724,829
	BX Trust, Series 2025-VLT7, Class B
1,000,000	5.676%, TSFR1M + 2.000%, 07/15/44 (A)(B)	998,204

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 15.2% (continued)
	BX Trust, Series 2025-DELC, Class C
$1,725,000	5.876%, TSFR1M + 2.200%, 12/15/42 (A)(B)	$1,728,770
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
915,044	7.291%, TSFR1M + 3.614%, 11/15/31 (A)(B)	140,836
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,228,132	8.291%, TSFR1M + 4.614%, 11/15/31 (A)(B)	114,368
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.709%, 05/10/47 (A)(B)	4,441,350
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.435%, 10/15/45 (A)(B)	834,029
	COMM Mortgage Trust, Series 2024-CBM, Class A2
1,065,000	5.867%, 12/10/41 (A)(B)	1,070,959
	CSMC OA, Series 2014-USA, Class C
985,000	4.336%, 09/15/37 (B)	840,084
	CSMC OA, Series 2014-USA, Class D
955,000	4.373%, 09/15/37 (B)	795,997
	CSMC OA, Series 2014-USA, Class E
11,475,000	4.373%, 09/15/37 (B)	9,292,223
	DC Commercial Mortgage Trust, Series 2023-DC, Class C
1,510,000	7.141%, 09/12/40 (A)(B)	1,529,680
	DC Commercial Mortgage Trust, Series 2023-DC, Class D
1,370,000	7.141%, 09/12/40 (A)(B)	1,371,800
	Extended Stay America Trust, Series 2025-ESH, Class A
414,147	4.976%, TSFR1M + 1.300%, 10/15/42 (A)(B)	414,924
	Extended Stay America Trust, Series ESH2, Class E
3,710,205	6.576%, TSFR1M + 2.900%, 02/15/43 (A)(B)	3,735,712
	GFH Mortgage Trust, Series 2025-IND, Class A
3,330,000	5.148%, 06/15/33 (B)	3,312,015
	GS Mortgage Securities Trust, Series 2011-GC5, Class C
74,712	5.252%, 08/10/44 (A)(B)	72,471
	GS Mortgage Securities Trust, Series 2013-PEMB, Class A
1,005,000	3.550%, 03/05/33 (A)(B)	834,150
	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.725%, 07/10/46 (A)(B)	577,975
	GS Mortgage Securities Trust, Series 2014-GC22, Class B
6,605,000	4.391%, 06/10/47 (A)	5,114,500
	GS Mortgage Securities Trust, Series BWTR, Class A
2,800,993	2.954%, 11/05/34 (B)	2,598,370
	GS Mortgage Securities Trust, Series GC22, Class D
3,000,000	4.558%, 06/10/47 (A)(B)	388,410

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 15.2% (continued)
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
$660,355	4.155%, 08/05/34 (B)	$628,086
	JPMorgan Chase Commercial Mortgage Securities Trust, Series C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,430,548
	Morgan Stanley Bank of America Merrill Lynch Trust, Series C11, Class B
3,330,000	4.067%, 08/15/46 (A)	1,831,533
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV,
	Class C
830,000	4.279%, 10/15/30 (A)(B)	64,329
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV,
	Class D
400,000	4.279%, 10/15/30 (A)(B)	3,006
	NY Commercial Mortgage Trust, Series 2025-299P, Class A
5,970,000	5.664%, 02/10/47 (A)(B)	6,066,118
	Starwood Retail Property Trust, Series 2014-STAR, Class A
323,792	6.750%, PRIME + 0.000%, 11/15/27 (A)(B)	191,037
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	6.750%, PRIME + 0.000%, 11/15/27 (A)(B)(E)	6,370
	Starwood Retail Property Trust, Series 2014-STAR, Class F
34,224	6.750%, PRIME + 0.000%, 11/15/27 (A)(B)(E)	34
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.230%, 12/15/51 (A)	1,725,457
	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
500,000	4.073%, 11/15/59 (A)	424,478
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
421,151	4.985%, 06/15/44 (A)(B)	414,021
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	5.855%, 03/15/44 (A)(B)	307,695
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	4.985%, 06/15/44 (A)(B)	1,605,694
	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
1,037,754	4.148%, 08/15/46 (A)	1,011,810
	WFRBS Commercial Mortgage Trust, Series C10, Class C
2,130,000	4.279%, 12/15/45 (A)	1,813,035
	Total Commercial Mortgage-Backed Obligations
	(Cost $80,034,590)	71,561,295

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 9.7%
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
$103,269	6.000%, 09/25/34 (E)	$103,834
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
70,105	5.750%, 01/25/35 (E)	69,129
	Alternative Loan Trust, Series 2004-14T2, Class A11
128,620	5.500%, 08/25/34 (E)	126,016
	Arixa Mortgage Trust, Series 2026-RTL1, Class A2
2,790,000	7.562%, 05/25/31 (B)(D)	2,789,025
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
177,869	5.500%, 10/25/33 (E)	177,708
	Banc of America Funding Trust, Series 2005-7, Class 3A1
200,036	5.750%, 11/25/35 (E)	200,723
	Banc of America Funding Trust, Series 2007-4, Class 5A1
44,851	5.500%, 11/25/34 (E)	39,004
	CAFL Issuer, Series 2026-R1, Class A2
4,565,000	10.054%, 03/25/36 (B)(D)	4,539,282
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
163,378	5.736%, 08/25/34 (A)(E)	159,988
	CIM TRUST, Series 2022-R2, Class A1
653,380	3.750%, 12/25/61 (A)(B)	608,953
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
357,699	5.109%, 08/25/35 (A)(E)	279,380
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
113,317	6.224%, 09/25/34 (A)(B)(E)	105,117
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
173,714	6.040%, T1Y + 2.400%, 11/25/35 (A)(B)(E)	170,550
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	884,146
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	6.716%, SOFR30A + 3.100%, 10/25/41 (A)(B)	733,411
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1,
	Class 3A5
367,926	6.160%, 12/25/33 (D)(E)	361,102
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4,
	Class 7AR1
17,446	4.189%, TSFR1M + 0.464%, 06/25/34 (A)(E)	16,262
	FHLMC POOL, Series 2023-2326
6,920,000	4.450%, 12/01/32	6,774,600
	FHLMC REMIC, Series 2023-5365, Class LY
1,852,429	6.500%, 12/25/53	1,908,938

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 9.7% (continued)
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
$381,765	5.463%, 10/25/34 (A)(E)	$372,967
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
766,294	3.586%, 08/25/35 (A)	543,780
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
660,109	6.000%, 09/25/34	670,428
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
45,879	6.000%, 10/25/37 (E)	43,549
	Lehman XS Trust, Series 2006-2N, Class 1A1
363,339	4.359%, TSFR1M + 0.634%, 02/25/46 (A)(E)	332,788
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
502,430	4.194%, 03/25/35 (A)(E)	453,463
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
210,926	6.150%, 04/25/36 (A)(E)	205,369
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
126,228	5.250%, 11/25/33 (E)	125,756
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,429,554	5.500%, 03/25/34	1,275,122
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
96,621	5.500%, 06/25/34 (E)	96,288
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
112,731	6.000%, 06/25/34 (E)	114,095
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
340,125	6.000%, 09/25/34 (E)	336,965
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	600,784
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
87,398	5.500%, 11/25/35 (E)	74,867
	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class B2
1,195,000	3.863%, 01/25/64 (A)(B)	923,407
	NYMT Loan Trust Series, Series 2024-BPL3, Class M1
2,470,000	6.903%, 09/25/39 (A)(B)	2,472,709
	PRET, Series 2025-NPL8, Class A1
2,676,584	5.732%, 08/25/55 (B)(D)	2,678,304
	RCO VIII Mortgage, Series 2025-3, Class A2
958,000	8.836%, 05/25/30 (B)(D)	958,846
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,355,011	5.011%, 03/25/35 (A)	798,357
	Roc Mortgage Trust, Series 2024-RTL1, Class M1
3,740,000	7.277%, 10/25/39 (A)(B)	3,751,421

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 9.7% (continued)
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
$2,405,689	4.149%, TSFR1M + 0.424%, 07/25/35 (A)	$1,350,810
	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	919,897
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	418,481
	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	758,002
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,798,826
	TVC Mortgage Trust, Series 2024-RRTL1, Class M1
3,610,000	7.415%, 07/25/39 (B)(D)	3,614,903
	Total Residential Mortgage-Backed Obligations
	(Cost $47,762,876)	45,737,352

U.S. Treasury Obligations — 3.8%
	U.S. Treasury Notes
13,826,000	3.875%, 03/31/31	13,510,595
4,633,000	3.500%, 03/15/29	4,539,254
	Total U.S. Treasury Obligations
	(Cost $18,393,143)	18,049,849

Corporate Obligations — 1.6%
	CHOL Aviation
2,174,537	7.134%, 08/30/34 (E)	2,097,385
	Gitsit Solutions
2,875,000	8.000%, 11/15/29 (B)(E)	2,855,162
	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,833,586
	Total Corporate Obligations
	(Cost $8,049,388)	7,786,133

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Other Investment — 0.0%
	ECAF I BLOCKER Ltd.
$9,000,000	03/15/40 (C)(E)	$—
	Total Other Investment
	(Cost $9,000,000)	—

Shares
Short-Term Investment — 7.7%
	First American Treasury Obligations Fund, X Class
36,193,676	3.600%, (F)	36,193,676
	Total Short-Term Investment
	(Cost $36,193,676)	36,193,676
	Total Investments — 101.9%
	(Cost $492,568,940)	480,513,444
	Other Assets and Liabilities, net — (1.9)%	(8,912,297)
	Net Assets — 100.0%	$471,601,147

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at July 31, 2026, was $380,703,009, representing 80.7% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.
(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	The rate shown is the 7-day effective yield as of July 31, 2026.

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

Portfolio of Investments — as of July 31, 2026 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Months

USD — U.S. Dollar

Amounts designated as “—“ are $0.